STOCK OPTION PLAN - SCHEDULE OF STOCK OPTIONS PLAN (Preferred Stock) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares Available for Grant
Shares added to plan	2,500,000
Options granted Employees	(2,287,500)
Options granted Non Employees	(160,500)
Option Balance	52,000
Options vested	805,000
Options vested and expected to vest	2,448,000
Number Of Shares
Options granted Employees	2,287,500
Options granted Non Employees	160,500
Option Balance	2,448,000
Weighted Average Exercise Price
Options granted Employees	0.4742
Options granted Non Employees	0.225
Options granted	0.4578
Weighted Average Remaining Contractual Term
Options granted Employees	9 years 6 months
Options granted Non Employees	9 years 9 months 18 days
Ending balance Contractual Term	7 years	8 years	9 years 2 months 12 days